Borrowings - Repurchase Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Securities Sold under Agreements to Repurchase	$ 6,915	$ 8,068
U.S. Government Corporations and Agencies Securities [Member]
Securities Sold under Agreements to Repurchase	6,915	8,068
Overnight and Continuous [Member]
Securities Sold under Agreements to Repurchase	6,915	8,068
Overnight and Continuous [Member] | U.S. Government Corporations and Agencies Securities [Member]
Securities Sold under Agreements to Repurchase	6,915	8,068
Up to 30 Days [Member]
Securities Sold under Agreements to Repurchase	0	0
Up to 30 Days [Member] | U.S. Government Corporations and Agencies Securities [Member]
Securities Sold under Agreements to Repurchase	0	0
30-90 Days [Member]
Securities Sold under Agreements to Repurchase	0	0
30-90 Days [Member] | U.S. Government Corporations and Agencies Securities [Member]
Securities Sold under Agreements to Repurchase	0	0
Greater than 90 Days [Member]
Securities Sold under Agreements to Repurchase	0	0
Greater than 90 Days [Member] | U.S. Government Corporations and Agencies Securities [Member]
Securities Sold under Agreements to Repurchase	$ 0	$ 0